Other payable	12 Months Ended
Dec. 31, 2019
23. Other payable
	As at December 31,
	2018	2019
	RMB’000	RMB’000

Other payable to related parties(1)	27,804	1,735
Accrued expenses	5,734	5,515
Other taxes payable(2)	1,722	1,984
Total	35,260	9,234

(1) See Note 27 of Notes to the Consolidated Financial Statements, Section 6. Reverse merger expenses and operating expenses payable to a related party, Section 7. Advisory expenses payable to a related party, Section 8. Intermediary agreement payable to a related party and Section 9. Funds provided by related parties for payments to certain loans payable for detailed disclosure.

(2) Other taxes payable include value-added taxes, urban construction and maintenance taxes, educational surcharge tax, local education surcharge tax, disability insurance tax, property tax and urban land use tax, which are all outstanding to the State Administration of Taxation since 2018.